Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Property and buildings	$17,674,164	$11,464,247
Machinery and equipment	5,842,792	5,304,738
Vehicle	193,164	187,476
Office and electric equipment	156,961	151,449
Buildings improvement	328,088	317,903
Subtotal	24,195,169	17,425,813
Less: impairment	930,819	901,923
Less: accumulated depreciation	6,589,848	5,936,038
Property, plant and equipment, net	$16,674,502	$10,587,852